Redeemable Non-Controlling Interest - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 12, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Stock issued during period, value, new issues		$ 631,813,992
Cypress Holdings Inc And Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Stock issued during period, value, new issues			$ 1,560,000
Preferred stock, dividend rate, percentage	8.00%
Percentage of compound interest per annum on the preferred share issue price	10.00%
Redeemable noncontrolling interest, equity, carrying amount		$ 14,179,000	$ 14,179,000	$ 14,179,000	$ 0
Series A Preferred Stock [Member] | CCC Cayman [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Stock issued during period, shares, new issues	1,818
Shares issued, price per share	$ 7,854
Stock issued during period, value, new issues	$ 14,200,000
Percentage of shares reserved for issuance under employee incentive plan	9.10%
Preferred stock, dividend rate, percentage	8.00%
Series A Preferred Stock [Member] | CCC Cayman [Member] | Cypress Holdings Inc And Subsidiaries [Member] | Ownership Interest [Member]
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	10.70%